Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Revenues	$ 89,488,658	$ 71,484,703	$ 65,061,953
Cost of revenues	(85,777,192)	(53,309,102)	(34,642,649)
Gross profit	3,711,466	18,175,601	30,419,304
Operating expenses:
Selling and marketing	40,476,616	9,958,886	9,179,160
General and administrative	9,126,812	5,030,899	3,482,459
Research and development	1,684,089	1,660,100	2,358,968
Goodwill impairment	10,309,745
Total operating expenses	61,597,262	16,649,885	15,020,587
Operating (loss) income	(57,885,796)	1,525,716	15,398,717
Other income (expenses):
Interest income	108,395	131,901	74,929
Interest expense	(85,993)	(111,799)	(98,086)
Other income, net	117,086	105,522	156,562
Total other income, net	139,488	125,624	133,405
(Loss) Income before income taxes	(57,746,308)	1,651,340	15,532,122
Income tax benefit (provision)	3,726,227	(959,384)	(2,844,087)
Net (loss) income	(54,020,081)	691,956	12,688,035
Net loss attributable to non-controlling interests	4,829,471	94,400
Net (loss) income attributable to Happiness Development Group Limited	(49,190,610)	786,356	12,688,035
Other comprehensive income (loss):
Foreign currency translation adjustments	2,523,258	6,113,570	(3,356,032)
Comprehensive (loss) income	(51,496,823)	6,805,526	9,332,003
Less: comprehensive (loss) income attributable to non-controlling interests	2,696,899	(2,873,378)
Comprehensive (loss) income attributable to Happiness Development Group Limited	$ (48,799,924)	$ 3,932,148	$ 9,332,003
Basic and diluted (in Dollars per share)	$ (1.22)	$ 0.03	$ 0.53
Basic and diluted (in Shares)	40,485,912	26,160,270	23,843,836